Contractual Maturities on Finance Lease Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Contractual maturities, 2013	$ 3,583
Contractual maturities, 2014	3,566
Contractual maturities, 2015	3,939
Contractual maturities, 2016	1,048
Total	$ 12,136